Summary of Significant Accounting Policies (Details) ¥ in Millions	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Cash in banks	$ 71,249				¥ 0.5
Allowance for uncollectable balance amount	135,082
Inventory reserve	124,512		69,746	$ 120,286
Investment amount	712,494		685,307		¥ 5.0	¥ 5.0
Investment income	31,942		31,072	38,588
Research and development expenses	3,031,115		4,858,548	7,644,375
Advertising expenses	$ 5,144,579		4,653,633	17,527,318
Number of operating segment	1	1
Tax benefit percentage	50.00%	50.00%
Percentage of vat rate	13.00%	13.00%
Comprehensive income amount	$ 247,249		$ 440,962	$ 465,689
Universe HK [Member]
Summary of Significant Accounting Policies [Line Items]
Voting power percentage	50.00%				50.00%
Universe Pharmaceuticals Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	20.00%				20.00%
JX RCB Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	5.00%				5.00%
Investment amount	$ 700,000	¥ 5.0